Tax paid (Tables)	12 Months Ended
Jun. 30, 2026
Tax paid
Schedule of tax paid

		2026	2025	2024
for the year ended 30 June	Note	Rm	Rm	Rm
Net amounts payable at beginning of year		(921)	652	1 465
Net interest and penalties on tax		(27)	(81)	(12)
Income tax per income statement	9	7 372	5 783	10 156
Foreign exchange differences recognised in income statement		(25)	(3)	(10)
Translation of foreign operations		(9)	21	(15)
		6 390	6 372	11 584
Net tax (payable)/receivable per statement of financial position¹		(766)	921	(652)
tax payable		(1 051)	(636)	(1 108)
tax receivable		285	1 557	456

Per the statement of cash flows		5 624	7 293	10 932
Comprising
Normal tax
South Africa		3 689	5 351	7 939
Foreign		1 935	1 942	2 993
		5 624	7 293	10 932
1	Decrease mainly due to tax refund received in 2026 of R1,2 billion, relating to Section 12L allowances and higher taxable income in South Africa.